Writer's Direct Dial: (212) 225-2632 E-Mail: dlopez@cgsh.com

March 6, 2008

BY EDGAR AND BY HAND

Ms. Barbara C. Jacobs

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Re:	VeriSign, Inc. Registration Statement on Form S-1 Filed November 5, 2007 File No.: 333-147135

Dear Ms. Jacobs:

We are writing on behalf of VeriSign, Inc. (the “Company”) with respect to the Company’s Registration Statement on Form S-1 (the “Registration Statement”). Enclosed please find a courtesy copy of Amendment No. 2 to the Registration Statement, filed today and reflecting the Company’s responses to the items we discussed yesterday.

If the Staff has any questions concerning the Registration Statement or requires further information, please do not hesitate to contact Richard H. Goshorn, Senior Vice-President, General Counsel, at (703) 948-4551, Paul B. Hudson, Vice President, Associate General Counsel, at (650) 426-4406 or me at (212) 225-2632.

Very truly yours,

CLEARY GOTTLIEB STEEN & HAMILTON LLP

By	/s/ David Lopez
David Lopez, a Partner

Enclosure

cc:	Richard H. Goshorn

Senior Vice-President, General Counsel

VeriSign, Inc.

Paul B. Hudson

Vice President, Associate General Counsel

VeriSign, Inc.